Loans and Obligations - Summary of changes in the contingent consideration (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In The Contingent Consideration [Line Items]
Contingent liabilities recognised in business combination	R$ 210,666	R$ 64,370
Contingent consideration [member]
Disclosure Of Changes In The Contingent Consideration [Line Items]
Contingent liabilities recognised in business combination	210,666	64,370
Contingent consideration [member] | SPS Capital Gestao De Recursos Limited A [Member]
Disclosure Of Changes In The Contingent Consideration [Line Items]
Contingent liabilities recognised in business combination	79,674	64,370
Contingent consideration [member] | Compass business combination [Member]
Disclosure Of Changes In The Contingent Consideration [Line Items]
Contingent liabilities recognised in business combination	79,515	0
Contingent consideration [member] | MAV Business Combination [Member]
Disclosure Of Changes In The Contingent Consideration [Line Items]
Contingent liabilities recognised in business combination	18,010	0
Contingent consideration [member] | Lacan Ativos Reais Business Combination [Member]
Disclosure Of Changes In The Contingent Consideration [Line Items]
Contingent liabilities recognised in business combination	R$ 33,467	R$ 0